Transamerica Asset Management, Inc. P.O. Box 9012 Clearwater, Florida 33758-9012 727-299-1800

November 15, 2011

VIA EDGAR

Re:     Transamerica Funds (the “Trust”) (33-02659; 811-04556)

Ladies and Gentlemen:

On behalf of Transamerica Water Island Arbitrage Strategy (the “Fund”), a series of the Trust, we are filing, pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), an exhibit containing risk/return summary information in an interactive data format that mirrors the risk/return summary information contained in the supplement filed with the Securities and Exchange Commission on October 28, 2011 pursuant to Rule 497(e) under the Securities Act (SEC Accession No. 00001193125-11-285858). Such supplement is incorporated by reference into this Rule 497 document. The purpose of the filing is to submit the 497(e) filing dated November 15, 2011 in XBRL for the Fund in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Should you have any questions or comments regarding this filing, please contact the undersigned at 727-299-1814.

Very truly yours,

/s/ Robert S. Lamont, Jr.
Vice President and Senior Counsel